Group cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flow from operating activities
Profit (loss) before taxation		£ 2,804	£ 2,551	£ 3,241
Share of post tax loss (profit) of associates and joint ventures		1	9	(6)
Net finance expense	[1]	579	610	380
Operating profit (loss)		3,384	3,170	3,615
Other non-cash charges		33	20	39
Profit on disposal of businesses		(1)	(16)
Depreciation and amortisation		3,514	3,572	2,631
Increase in inventories		(14)	(33)
Increase in programme rights		(34)	(95)	(44)
(Increase) decrease in trade and other receivables	[2]	(156)	168	(83)
(Decrease) increase in trade and other payables		(367)	(150)	123
Decrease in other liabilities	[3]	(775)	(307)	(810)
(Decrease) increase in provisions	[4]	(203)	401	(63)
Cash generated from operations		5,381	6,730	5,408
Income taxes paid		(473)	(551)	(256)
Net cash inflow from operating activities		4,908	6,179	5,152
Cash flow from investing activities
Interest received		7	7	10
Dividends received from associates and joint ventures			2	17
Acquisition of subsidiaries	[5]	(16)	18	93
Proceeds on disposal of subsidiaries, associates and joint ventures	[5]	2	46
Acquisition of joint ventures		(9)	(13)	(8)
Outflow on non-current amounts owed by ultimate parent company	[6]	(1,677)	(1,571)	(4,767)
Proceeds on disposal of current financial assets	[7]	11,134	10,834	8,918
Purchases of current financial assets	[7]	(12,629)	(9,411)	(8,252)
Proceeds on disposal of non-current asset investments	[8]	19
Purchases of non-current asset investments	[8]		(22)
Proceeds on disposal of property, plant and equipment		21	26	7
Purchases of property, plant and equipment and software		(3,362)	(3,145)	(2,438)
Net cash outflow from investing activities		(6,510)	(3,229)	(6,420)
Cash flow from financing activities
Interest paid		(555)	(629)	(558)
Repayment of borrowings	[9]	(1,401)	(1,805)	(1,283)
Proceeds from bank loans and bonds		3,760	3	3,023
Cash flows from derivatives related to net debt		(188)	119	79
Drawdown on acquisition facility				3,200
Repayment of acquisition facility			(181)	(3,019)
Repayment of EE revolving credit facility			(438)	(100)
Net cash inflow (outflow) from financing activities		1,616	(2,931)	1,342
Net increase in cash and cash equivalents		14	19	74
Opening cash and cash equivalents	[10]	509	452	402
Net increase in cash and cash equivalents		14	19	74
Effect of exchange rate changes		(31)	38	(24)
Closing cash and cash equivalents	[10]	£ 492	£ 509	£ 452

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	Includes a prepayment of £325m (2016/17: £nil, 2015/16: £nil) in respect of the acquisition of Spectrum.
[3]	Includes pension deficit payments of £872m (2016/17: £274m, 2015/16: £880m).
[4]	Included within the change in provisions is the settlement of Deemed Consent, part of which is non-cash and is offset by movements in working capital.
[5]	Acquisitions and disposals of subsidiaries are shown net of cash acquired or disposed of and in 2017 included £20m true-up of consideration following the audit of the completion balance sheet relating to the acquisition of EE.
[6]	Refer to note 28 for further information.
[7]	Primarily consists of investment in and redemption of amounts held in liquidity funds.
[8]	Relates to assets held for sale classified within trade and other receivables.
[9]	Repayment of borrowings includes the impact of hedging and repayment of lease liabilities.
[10]	Net of bank overdrafts of £29m (2016/17: £17m, 2015/16: £537m).